SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
-Expenses		$ 29	$ 28
Spare Parts Zone Australia Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	311	400
Branded Filters Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	181	301
Purchases	[1]		147
-Expenses	[1],[2]
Jurong Barrels & Drums Industries Pte. Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[3]	5
Auto Saver Pte. Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[4]	95	130
Purchases	[4]	1	1
-Expenses	[4]	109	124
PT Heavy Machindo Diesel [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	622	296
- PT Heavy Machindo Diesel	[1]		2
Purchases	[1]	383	643
Oceania Power & Solutions Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	477	12
- PT Heavy Machindo Diesel	[1]		12
Purchases	[1]	533	12
Soon Aik Global Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[4]		1
- PT Heavy Machindo Diesel	[4]	1
-Expenses	[4]	192	89
EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
- PT Heavy Machindo Diesel	[3]	2
-Expenses	[3]	338	275
N-United Pte Ltd [Member]
Related Party Transaction [Line Items]
-Expenses	[1]	30	18
Fleetzone Autoparts (M) Sdn. Bhd [Member]
Related Party Transaction [Line Items]
-Expenses	[4]	$ 29	$ 14

[1]	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan
[2]	These are related to the figures which are immaterial.
[3]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..
[4]	Soon Aik, the parent entity of the Company and is also the parent entity of Auto Saver Pte. Ltd. and Fleetzone Autoparts (M) Sdn. Bhd..